Intangible assets	6 Months Ended
Jun. 30, 2024
Intangible assets
Intangible assets
16.	Intangible assets

The movement of intangibles assets for the period ended June 30, 2024, with their corresponding amortizations, is as follows:

	Licenses
	and	Other	Concessions
	software	intangibles	and rights	Easements (1)	Total
Cost
Balance as of December 31, 2023	1,659,452	969,855	13,659,149	1,556,961	17,845,417
Additions	227,035	1,308	153,958	6,924	389,225
Disposals	(5,418)	—	—	(768)	(6,186)
Foreign currency translation	20,346	(27,345)	1,312,475	37,944	1,343,420
Transfers	37,455	(11,293)	2,050	487	28,699
Balance as of June 30, 2024 (Unaudited)	1,938,870	932,525	15,127,632	1,601,548	19,600,575
Accumulated amortization and impairment losses
Balance as of December 31, 2023	(961,414)	(255,903)	(1,781,014)	(132,277)	(3,130,608)
Amortization expenses	(112,125)	(8,636)	(323,053)	(3,748)	(447,562)
Disposals	5,239	—	—	—	5,239
Foreign currency translation	(13,298)	50,606	(416,376)	(1,813)	(380,881)
Transfers	(426)	2,118	—	(341)	1,351
Balance as of June 30, 2024 (Unaudited)	(1,082,024)	(211,815)	(2,520,443)	(138,179)	(3,952,461)
Balance as of December 31, 2023	698,038	713,952	11,878,135	1,424,684	14,714,809
Balance as of June 30, 2024 (Unaudited)	856,846	720,710	12,607,189	1,463,369	15,648,114
(1)

Easements are acquired rights for the passage of its operating assets, mainly electric power transmission lines. These assets are acquired in perpetuity, so they do not have a specific term or contractual limit established and the right is maintained over time.